Liquid Green | Huntington Money Market Fund
FUND SUMMARY
Investment Objective
The Huntington Money Market Fund’s (the “Fund”) investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Liquid Green Huntington Money Market Fund Class A Shares
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses (including shareholder services fee)	0.56%
Total Annual Fund Operating Expenses	1.11%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Liquid Green Huntington Money Market Fund Class A Shares
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352

Principal Investment Strategy
The Advisor strives to maintain a $1.00 net asset value ("NAV") per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization ("NRSRO") or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less, and endeavors to diversify the portfolio across market sectors.

The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not backed by the full faith and credit of the U.S. government.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken. Additionally, as discussed below, the Securities and Exchange Commission ("SEC") has adopted money market reform rules which may impact the Fund. The primary factors that may reduce the Fund's NAV and returns include:

Counterparty Risk. The value of the Fund's investments may be adversely affected if an issuer's securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Enhancement Risk. A security held by the Fund may be subject to "credit enhancement" (for example, a guarantee) provided by a third-party "credit enhancer." If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund's investments in fixed income securities may decline when prevailing interest rates decline.

Money Market Reform Regulatory Risk. In July 2014, the SEC adopted amendments to money market fund regulations that will affect the structure and operation of money market funds. The amendments include additional requirements which are generally expected to be implemented by April 14, 2016. These amendments could adversely affect the operation or performance of the Fund and cause the Fund to incur additional expenses. The precise nature of the impact of the amendments and the effects have not yet been determined.

Recoupment Risk. The Advisor entered into an agreement with the Fund, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund's future yield. The Advisor may terminate the agreement at any time upon thirty (30) days' prior written notice to the Fund.
Performance: Bar Chart and Table Risk/Return Bar Chart
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund’s performance will fluctuate and past performance is not necessarily an indication of future results. Updated performance information is available at www.huntingtonfunds.com or by calling 1-800-408-4682.
Performance Bar Chart and Table

Best Quarter: Q3 2006 1.06% Worst Quarter: Q3 2014 0.00%
Average Annual Total Return Table
This table shows the average annual total returns of the Fund’s Shares before taxes for the period ended December 31, 2014.
Average Annual Total Returns	1 Year	5 Years	10 Years
Liquid Green Huntington Money Market Fund Class A Shares	0.01%	0.01%	1.15%

As of December 31, 2014, the Fund’s 7-day yield was 0.04%. For current 7-day yield information, call 1-800-408-4682.